Interest in associates and joint ventures - Selected balance sheet information of BoCom (Details) - USD ($) $ in Millions		Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Cash and balances at central banks	[1]	$ 180,624		$ 128,009		$ 98,934
Loans and advances to HSBC undertakings		90,393		88,126
Loans and advances to customers		962,964		861,504		924,454
Other financial assets		14,353		12,298
Total assets		2,521,771		2,374,986		2,409,656
Total assets		69,922		59,939
Customer accounts		1,364,462		1,272,386		1,289,586
Other liabilities		21,202		19,483
Total liabilities		2,323,900		2,192,408
Total equity		$ 197,871		$ 182,578		$ 197,518	$ 199,978
Bank of Communications Co., Limited
Disclosure of associates [line items]
Cash and balances at central banks			$ 146,029		$ 137,844
Loans and advances to HSBC undertakings			120,403		101,436
Loans and advances to customers			662,706		566,126
Other financial assets			386,067		311,207
– other assets			58,202		48,922
Total assets			1,373,407		1,165,535
Total assets			366,993		297,442
Customer accounts			747,882		680,915
Other financial liabilities			123,751		69,954
Other liabilities			32,568		27,860
Total liabilities			1,271,194		1,076,171
Total equity			$ 102,213		$ 89,364

[1]	At 31 December 2017 $39,830m (2016: $35,501m) was not available for use by HSBC, of which $21,424m (2016: $21,108m) related to mandatory deposits at central banks.